CG Variable Annuity
Separate Account

Financial Statements as of December 31, 2024 and for
the years ended December 31, 2024 and 2023 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit and Risk Committee of the Board of Directors of the
Everlake US Holdings Company and the Contractholders of the
CG Variable Annuity Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets for each of the sub-accounts of CG Variable Annuity Separate Account (the "Account") listed in Appendix A, as of December 31, 2024, and the related statements of operations and changes in net assets and the related notes to the financial statements for the year then ended. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2024, and the results of their operations and the changes in their net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets for the year ended December 31, 2023 were audited by other auditors whose report dated April 5, 2024, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on the financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of the Account since 2025.

/s/ CohnReznick LLP

Chicago, Illinois
April 30, 2025

Sub-Accounts of CG Variable Annuity Separate Account                                     Appendix

Sub-Account	Statement of Net Assets As of	Statement of Operations For the Year Ended	Statement of Changes in Net Assets For the Year Ended
Invesco V.I. American Franchise Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. American Value Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. Core Equity Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. Core Plus Bond Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. Equity and Income Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. EQV International Equity Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. Government Money Market Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. Government Securities Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. High Yield Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. Main Street Mid Cap Fund® - Series I	December 31, 2024	December 31, 2024	December 31, 2024
Invesco V.I. Technology Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024

CG VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco V.I.				Invesco V.I.
	American	Invesco V.I.		Invesco V.I.	Discovery Mid
	Franchise	American Value	Invesco V.I.	Core Plus	Cap Growth
	Fund -	Fund -	Core Equity Fund -	Bond Fund -	Fund -
	Series I	Series I	Series I	Series I	Series I
ASSETS
Investments, at fair value	$33,088,609	$1,973,602	$28,418,832	$1,281,240	$1,086,705
Total assets	$33,088,609	$1,973,602	$28,418,832	$1,281,240	$1,086,705
NET ASSETS
Accumulation units	$31,184,623	$1,491,502	$26,377,476	$1,209,662	$1,069,019
Contracts in payout (annuitization) period	1,903,986	482,100	2,041,356	71,578	17,686
Total net assets	$33,088,609	$1,973,602	$28,418,832	$1,281,240	$1,086,705
FUND SHARE INFORMATION
Number of shares	416,052	111,755	845,295	224,779	13,927
Cost of investments	$21,013,879	$1,866,591	$23,546,220	$1,500,105	$1,015,935
UNIT VALUE	$55.96	$14.83	$89.88	$21.10	$16.08

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.				Invesco V.I.
	American	Invesco V.I.		Invesco V.I.	Discovery Mid
	Franchise	American Value	Invesco V.I.	Core Plus	Cap Growth
	Fund -	Fund -	Core Equity Fund -	Bond Fund -	Fund -
	Series I	Series I	Series I	Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$18,753	$190,463	$47,495	$—
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(403,077)	(23,072)	(350,323)	(16,931)	(13,156)
Administrative expense	(32,061)	(1,835)	(27,865)	(1,347)	(1,046)
Net investment income (loss)	(435,138)	(6,154)	(187,725)	29,217	(14,202)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,691,112	343,661	4,145,411	483,608	152,796
Cost of investments sold	4,112,812	364,138	3,461,963	554,868	164,033
Realized gains (losses) on fund shares	1,578,300	(20,477)	683,448	(71,260)	(11,237)
Realized gain distributions	—	43,478	2,287,373	—	—
Net realized gains (losses)	1,578,300	23,001	2,970,821	(71,260)	(11,237)
Change in unrealized gains (losses)	7,789,217	444,191	3,095,621	62,855	234,364
Net realized and change in unrealized
gains (losses) on investments	9,367,517	467,192	6,066,442	(8,405)	223,127
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,932,379	$461,038	$5,878,717	$20,812	$208,925

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Government	Invesco V.I.
	Equity and Income	EQV International	Money Market	Government	Invesco V.I.
	Fund -	Equity Fund -	Fund -	Securities Fund -	High Yield Fund -
	Series I	Series I	Series I	Series I	Series I
ASSETS
Investments, at fair value	$2,098,617	$7,534,932	$612,427	$492,185	$190,970
Total assets	$2,098,617	$7,534,932	$612,427	$492,185	$190,970
NET ASSETS
Accumulation units	$2,019,007	$7,108,222	$555,333	$483,411	$190,970
Contracts in payout (annuitization) period	79,610	426,710	57,094	8,774	—
Total net assets	$2,098,617	$7,534,932	$612,427	$492,185	$190,970
FUND SHARE INFORMATION
Number of shares	120,196	224,789	612,427	48,112	40,036
Cost of investments	$2,077,062	$5,652,982	$612,427	$570,154	$204,789
UNIT VALUE	$26.87	$48.20	$13.24	$18.88	$20.33

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Government	Invesco V.I.
	Equity and Income	EQV International	Money Market	Government	Invesco V.I.
	Fund -	Equity Fund -	Fund -	Securities Fund -	High Yield Fund -
	Series I	Series I	Series I	Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$37,465	$141,752	$37,292	$12,780	$10,653
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(25,422)	(106,013)	(9,674)	(6,712)	(2,208)
Administrative expense	(2,022)	(8,432)	(770)	(534)	(176)
Net investment income (loss)	10,021	27,307	26,848	5,534	8,269
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	265,416	1,433,718	527,375	86,149	10,670
Cost of investments sold	267,036	1,025,620	527,375	98,097	11,591
Realized gains (losses) on fund shares	(1,620)	408,098	—	(11,948)	(921)
Realized gain distributions	80,403	42,141	—	—	—
Net realized gains (losses)	78,783	450,239	—	(11,948)	(921)
Change in unrealized gains (losses)	110,294	(509,003)	—	8,657	3,158
Net realized and change in unrealized
gains (losses) on investments	189,077	(58,764)	—	(3,291)	2,237
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$199,098	$(31,457)	$26,848	$2,243	$10,506

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco V.I.
	Main Street	Invesco V.I.
	Mid Cap Fund® -	Technology Fund -
	Series I	Series I
ASSETS
Investments, at fair value	$1,089,214	$551,577
Total assets	$1,089,214	$551,577
NET ASSETS
Accumulation units	$1,020,970	$551,577
Contracts in payout (annuitization) period	68,244	—
Total net assets	$1,089,214	$551,577
FUND SHARE INFORMATION
Number of shares	97,600	23,176
Cost of investments	$1,063,434	$500,408
UNIT VALUE	$44.79	$61.39

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.
	Main Street	Invesco V.I.
	Mid Cap Fund® -	Technology Fund -
	Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$3,551	$—
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(13,548)	(6,144)
Administrative expense	(1,078)	(489)
Net investment income (loss)	(11,075)	(6,633)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	154,416	7,757
Cost of investments sold	161,905	7,718
Realized gains (losses) on fund shares	(7,489)	39
Realized gain distributions	25,585	21,608
Net realized gains (losses)	18,096	21,647
Change in unrealized gains (losses)	146,294	120,164
Net realized and change in unrealized
gains (losses) on investments	164,390	141,811
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$153,315	$135,178

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.				Invesco V.I.
	American	Invesco V.I.		Invesco V.I.	Discovery Mid
	Franchise	American Value	Invesco V.I.	Core Plus	Cap Growth
	Fund -	Fund -	Core Equity Fund -	Bond Fund -	Fund -
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(435,138)	$(6,154)	$(187,725)	$29,217	$(14,202)
Net realized gains (losses)	1,578,300	23,001	2,970,821	(71,260)	(11,237)
Change in unrealized gains (losses)	7,789,217	444,191	3,095,621	62,855	234,364
Increase (decrease) in net assets from operations	8,932,379	461,038	5,878,717	20,812	208,925
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,884,648)	(186,586)	(2,926,025)	(175,765)	(81,518)
Annuity account fee	(11,831)	(442)	(9,713)	(751)	(364)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,854,471)	(366)	(511,715)	(239,411)	(52,814)
Increase (decrease) in net assets from
contract transactions	(4,750,950)	(187,394)	(3,447,453)	(415,927)	(134,696)
INCREASE (DECREASE) IN NET ASSETS	4,181,429	273,644	2,431,264	(395,115)	74,229
NET ASSETS AT BEGINNING OF PERIOD	28,907,180	1,699,958	25,987,568	1,676,355	1,012,476
NET ASSETS AT END OF PERIOD	$33,088,609	$1,973,602	$28,418,832	$1,281,240	$1,086,705
UNITS OUTSTANDING
Units outstanding at beginning of period	687,342	147,461	358,236	80,782	77,165
Units issued	10,695	10,127	4,077	2,424	287
Units redeemed	(106,750)	(24,510)	(46,143)	(22,473)	(9,868)
Units outstanding at end of period	591,287	133,078	316,170	60,733	67,584

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Government	Invesco V.I.
	Equity and Income	EQV International	Money Market	Government	Invesco V.I.
	Fund -	Equity Fund -	Fund -	Securities Fund -	High Yield Fund -
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,021	$27,307	$26,848	$5,534	$8,269
Net realized gains (losses)	78,783	450,239	—	(11,948)	(921)
Change in unrealized gains (losses)	110,294	(509,003)	—	8,657	3,158
Increase (decrease) in net assets from operations	199,098	(31,457)	26,848	2,243	10,506
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(196,283)	(946,047)	(491,902)	(29,252)	(8,286)
Annuity account fee	(790)	(2,853)	(587)	(472)	(109)
Transfers among the sub-accounts and with the
Fixed Account - net	118,511	(285,318)	394,800	(47,796)	21,718
Increase (decrease) in net assets from
contract transactions	(78,562)	(1,234,218)	(97,689)	(77,520)	13,323
INCREASE (DECREASE) IN NET ASSETS	120,536	(1,265,675)	(70,841)	(75,277)	23,829
NET ASSETS AT BEGINNING OF PERIOD	1,978,081	8,800,607	683,268	567,462	167,141
NET ASSETS AT END OF PERIOD	$2,098,617	$7,534,932	$612,427	$492,185	$190,970
UNITS OUTSTANDING
Units outstanding at beginning of period	81,431	181,228	53,426	30,152	8,735
Units issued	6,172	1,790	32,561	90	1,088
Units redeemed	(9,490)	(26,687)	(39,744)	(4,178)	(432)
Units outstanding at end of period	78,113	156,331	46,243	26,064	9,391
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.
	Main Street	Invesco V.I.
	Mid Cap Fund® -	Technology Fund -
	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,075)	$(6,633)
Net realized gains (losses)	18,096	21,647
Change in unrealized gains (losses)	146,294	120,164
Increase (decrease) in net assets from operations	153,315	135,178
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Transfers for contract benefits and terminations	(76,648)	—
Annuity account fee	(332)	(100)
Transfers among the sub-accounts and with the
Fixed Account - net	(60,649)	(832)
Increase (decrease) in net assets from
contract transactions	(137,629)	(932)
INCREASE (DECREASE) IN NET ASSETS	15,686	134,246
NET ASSETS AT BEGINNING OF PERIOD	1,073,528	417,331
NET ASSETS AT END OF PERIOD	$1,089,214	$551,577
UNITS OUTSTANDING
Units outstanding at beginning of period	27,679	9,004
Units issued	56	5
Units redeemed	(3,416)	(24)
Units outstanding at end of period	24,319	8,985

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.				Invesco V.I.
	American	Invesco V.I.		Invesco V.I.	Discovery Mid
	Franchise	American Value	Invesco V.I.	Core Plus	Cap Growth
	Fund -	Fund -	Core Equity Fund -	Bond Fund -	Fund -
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(350,982)	$(11,523)	$(157,416)	$19,871	$(13,637)
Net realized gains (losses)	546,148	293,217	570,768	(69,283)	(51,151)
Change in unrealized gains (losses)	8,271,294	(71,068)	4,498,026	129,866	174,790
Increase (decrease) in net assets from operations	8,466,460	210,626	4,911,378	80,454	110,002
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,093,956)	(164,061)	(2,437,260)	(263,465)	(173,545)
Annuity account fee	(7,544)	(314)	(7,091)	(575)	(255)
Transfers among the sub-accounts and with the
Fixed Account - net	(188,939)	(450)	(385,987)	4,733	1,644
Increase (decrease) in net assets from
contract transactions	(2,290,439)	(164,825)	(2,830,338)	(259,307)	(172,156)
INCREASE (DECREASE) IN NET ASSETS	6,176,021	45,801	2,081,040	(178,853)	(62,154)
NET ASSETS AT BEGINNING OF PERIOD	22,731,159	1,654,157	23,906,528	1,855,208	1,074,630
NET ASSETS AT END OF PERIOD	$28,907,180	$1,699,958	$25,987,568	$1,676,355	$1,012,476
UNITS OUTSTANDING
Units outstanding at beginning of period	751,460	163,640	401,079	93,612	91,427
Units issued	24,856	5,483	2,861	3,247	203
Units redeemed	(88,974)	(21,662)	(45,704)	(16,077)	(14,465)
Units outstanding at end of period	687,342	147,461	358,236	80,782	77,165

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Government	Invesco V.I.
	Equity and Income	EQV International	Money Market	Government	Invesco V.I.
	Fund -	Equity Fund -	Fund -	Securities Fund -	High Yield Fund -
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,654	$(98,131)	$27,729	$3,448	$6,271
Net realized gains (losses)	71,750	188,915	—	(37,904)	(3,910)
Change in unrealized gains (losses)	84,680	1,209,026	—	53,082	11,074
Increase (decrease) in net assets from operations	169,084	1,299,810	27,729	18,626	13,435
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(245,748)	(665,281)	(423,762)	(66,673)	(5,383)
Annuity account fee	(540)	(2,267)	(482)	(324)	(87)
Transfers among the sub-accounts and with the
Fixed Account - net	65,470	(16,736)	207,638	(139,107)	25
Increase (decrease) in net assets from
contract transactions	(180,818)	(684,284)	(216,606)	(206,104)	(5,445)
INCREASE (DECREASE) IN NET ASSETS	(11,734)	615,526	(188,877)	(187,478)	7,990
NET ASSETS AT BEGINNING OF PERIOD	1,989,815	8,185,081	872,145	754,940	159,151
NET ASSETS AT END OF PERIOD	$1,978,081	$8,800,607	$683,268	$567,462	$167,141
UNITS OUTSTANDING
Units outstanding at beginning of period	89,343	196,460	70,548	41,403	9,041
Units issued	7,965	1,684	16,367	68	1,308
Units redeemed	(15,877)	(16,916)	(33,489)	(11,319)	(1,614)
Units outstanding at end of period	81,431	181,228	53,426	30,152	8,735

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.
	Main Street	Invesco V.I.
	Mid Cap Fund® -	Technology Fund -
	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,924)	$(4,799)
Net realized gains (losses)	(36,186)	(2,062)
Change in unrealized gains (losses)	178,950	136,550
Increase (decrease) in net assets from operations	131,840	129,689
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Transfers for contract benefits and terminations	(140,962)	(67)
Annuity account fee	(243)	(58)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,723)	(459)
Increase (decrease) in net assets from
contract transactions	(148,928)	(584)
INCREASE (DECREASE) IN NET ASSETS	(17,088)	129,105
NET ASSETS AT BEGINNING OF PERIOD	1,090,616	288,226
NET ASSETS AT END OF PERIOD	$1,073,528	$417,331
UNITS OUTSTANDING
Units outstanding at beginning of period	31,755	9,014
Units issued	718	25
Units redeemed	(4,794)	(35)
Units outstanding at end of period	27,679	9,004

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
CG Variable Annuity Separate Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Connecticut General Life Insurance Company (“CG Life”). The assets of the Account are legally segregated from those of CG Life. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). CG Life has an administrative services agreement (the “Agreement”) with Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (“Lincoln Companies”), whereby Lincoln Companies agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Subsequent to entering into the Agreement with CG Life, Lincoln Companies entered into an administrative services agreement (the “Subsequent Agreement”) with Allstate Life Insurance Company (“ALIC”) and Allstate Life Insurance Company of New York (“ALNY”), whereby Lincoln Companies appointed ALIC and ALNY as administrators of the contracts. The obligations of ALIC and ALNY under the Subsequent Agreement are to Lincoln Companies and Lincoln Companies continue to be responsible for all terms and conditions of the Agreement.
On June 1, 2006, ALIC and ALNY appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC, ALNY and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC", formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
On October 1, 2021, Wilton Reassurance Company, a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc. acquired ALNY and on November 1, 2021, ALNY merged with and into Wilton Reassurance Life Company of New York ("WRNY"), with WRNY being the surviving company to the merger.
The obligations of Prudential for the administration of the respective Separate Accounts under the Sub-contracting Agreement are to WRNY and ELIC. WRNY and ELIC continue to be responsible for all terms and conditions of the Subsequent Agreement. The Agreement, Subsequent Agreement and Sub-contracting Agreement do not extinguish CG Life’s obligations to the variable annuity contractholders. CG Life is responsible for all contract terms and conditions of the underlying variable annuities.
CG Life issued the Invesco/CIGNA Heritage Variable Annuity and Invesco/CIGNA Heritage Variable Annuity NY contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein CG Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Fund" or "Funds") in which they invest:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund - Series I	Invesco V.I. EQV International Equity Fund - Series I
Invesco V.I. American Value Fund - Series I	Invesco V.I. Government Money Market Fund - Series I
Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Government Securities Fund - Series I
Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. High Yield Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Main Street Mid Cap Fund® - Series I
Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. Technology Fund - Series I

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the CG Life general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Separate Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners. Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (“CODM”) manages the activities of the Separate Account using information of each subaccount. The accounting policies of the Separate Account’s segments are the same as those described in the summary of significant accounting policies (see Note 3).
The Separate Account have identified the Chief Executive Officer of ELIC as the CODM as the Separate Account does not have employees and is not a separate legal entity. The CODM uses Increase (decrease) in net assets resulting from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Separate Account. The measure of segment assets is reported on the Statements of Assets and Liabilities as Total Net Assets. Refer to the Statements of Operations and Changes in Net Assets, Financial Highlights and the related footnotes for each subaccount’s operating segment results. All assets and revenue are generated in the US and there is no customer greater than 10% of the results for all periods presented.
Subsequent Event - Subsequent events were evaluated through April 30, 2025.

2. Portfolio Changes
There were no portfolio changes during the years ended December 31, 2024 and 2023.

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of CG Life. CG Life is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

unrecognized tax benefits as of December 31, 2024 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return is 3.00%. The mortality risk is fully borne by CG Life and may result in additional amounts being transferred into the Account by CG Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from CG Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to CG Life. A payable is established for amounts payable to CG Life from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value, a withdrawal charge may be imposed. The withdrawal charge is 7.00% of the amount withdrawn prior to the second anniversary of any purchase payment and is reduced by 1.00% each year in years 2 through 7. In year 8 and subsequent, there is no withdrawal charge. The withdrawal charge is recognized as a redemption of units and is included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets.
Mortality and Expense Risk Charge - CG Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.25% per annum of the average daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statements of Operations. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the contract.
Administrative Expense Charge - CG Life deducts administrative expense charge daily at a rate equal to 0.10% per annum of the average daily net assets of the Account. The administrative expense charge is recognized as a reduction in unit values and reported on the Statements of Operations.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Contract Maintenance Charge - CG Life deducts an annual contract maintenance charge of $35 on the last valuation date of each calendar year. This charge will be waived if total deposits are $100,000 or more on the last valuation date of that year. These charge are recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2024 was as follows:

Purchases

Invesco V.I. American Franchise Fund - Series I	$505,024
Invesco V.I. American Value Fund - Series I	193,591
Invesco V.I. Core Equity Fund - Series I	2,797,606
Invesco V.I. Core Plus Bond Fund - Series I	96,898
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	3,899
Invesco V.I. Equity and Income Fund - Series I	277,277
Invesco V.I. EQV International Equity Fund - Series I	268,948
Invesco V.I. Government Money Market Fund - Series I	456,534
Invesco V.I. Government Securities Fund - Series I	14,162
Invesco V.I. High Yield Fund - Series I	32,262
Invesco V.I. Main Street Mid Cap Fund® - Series I	31,296
Invesco V.I. Technology Fund - Series I	21,800

7. Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios excluding expenses of the underlying Funds, and total return ratios by sub-account is presented below for each of the five years in the period ended December 31, 2024.
Items in the following table are notated as follows:
* Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Units Outstanding	Accumulation	Net Assets	Investment	Expense	Total
	(000s)	Unit Value	(000s)	Income Ratio*	Ratio**	Return***

	Invesco V.I. American Franchise Fund - Series I
2024	591	$55.96	$33,089	—%	1.35%	33.06%
2023	687	42.06	28,907	—	1.35	39.03
2022	751	30.25	22,731	—	1.35	(32.04)
2021	812	44.51	36,134	—	1.35	10.42
2020	924	40.31	37,241	0.07	1.35	40.44

	Invesco V.I. American Value Fund - Series I (sub-account launched on April 30, 2021)
2024	133	14.83	1,974	1.03	1.35	28.64
2023	147	11.53	1,700	0.63	1.35	14.04
2022	164	10.11	1,654	0.77	1.35	(3.92)
2021	180	10.52	1,898	0.44	1.35	5.21
2020	N/A	N/A	N/A	N/A	N/A	N/A

	Invesco V.I. Core Equity Fund - Series I
2024	316	89.88	28,419	0.69	1.35	23.91
2023	358	72.54	25,988	0.73	1.35	21.71
2022	401	59.61	23,907	0.91	1.35	(21.62)
2021	435	76.04	33,108	0.65	1.35	26.02
2020	504	60.34	30,398	1.30	1.35	12.32

	Invesco V.I. Core Plus Bond Fund - Series I
2024	61	21.10	1,281	3.55	1.35	1.66
2023	81	20.75	1,676	2.52	1.35	4.71
2022	94	19.82	1,855	0.54	1.35	(15.69)
2021	105	23.50	2,459	1.48	1.35	(2.00)
2020	117	23.98	2,807	1.74	1.35	8.24

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I (sub-account launched on April 30, 2020)
2024	68	16.08	1,087	—	1.35	22.55
2023	77	13.12	1,012	—	1.35	11.63
2022	91	11.75	1,075	—	1.35	(31.91)
2021	100	17.26	1,733	—	1.35	17.49
2020	125	14.69	1,834	—	1.35	46.93

	Invesco V.I. Equity and Income Fund - Series I
2024	78	26.87	2,099	1.86	1.35	10.60
2023	81	24.29	1,978	2.00	1.35	9.07
2022	89	22.27	1,990	1.69	1.35	(8.76)
2021	109	24.41	2,668	1.92	1.35	17.05
2020	91	20.85	1,897	2.24	1.35	8.47

	Invesco V.I. EQV International Equity Fund - Series I
2024	156	48.20	7,535	1.69	1.35	(0.75)
2023	181	48.56	8,801	0.20	1.35	16.56
2022	196	41.66	8,185	1.71	1.35	(19.41)
2021	210	51.69	10,850	1.23	1.35	4.46
2020	245	49.49	12,144	2.38	1.35	12.46

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Units Outstanding	Accumulation	Net Assets	Investment	Expense	Total
	(000s)	Unit Value	(000s)	Income Ratio*	Ratio**	Return***

	Invesco V.I. Government Money Market Fund - Series I
2024	46	$13.24	$612	4.87%	1.35%	3.56%
2023	53	12.79	683	4.73	1.35	3.45
2022	71	12.36	872	1.45	1.35	0.09
2021	71	12.35	878	<0.01	1.35	(1.34)
2020	137	12.52	1,721	0.19	1.35	(1.06)

	Invesco V.I. Government Securities Fund - Series I
2024	26	18.88	492	2.41	1.35	0.34
2023	30	18.82	567	1.92	1.35	3.21
2022	41	18.23	755	1.88	1.35	(11.50)
2021	46	20.60	958	2.28	1.35	(3.59)
2020	64	21.37	1,376	2.44	1.35	4.84

	Invesco V.I. High Yield Fund - Series I
2024	9	20.33	191	6.10	1.35	6.27
2023	9	19.13	167	5.28	1.35	8.69
2022	9	17.60	159	4.20	1.35	(10.77)
2021	11	19.73	218	4.34	1.35	2.97
2020	13	19.16	257	5.33	1.35	1.92

	Invesco V.I. Main Street Mid Cap Fund® - Series I
2024	24	44.79	1,089	0.33	1.35	15.48
2023	28	38.78	1,074	0.29	1.35	12.93
2022	32	34.34	1,091	0.34	1.35	(15.42)
2021	35	40.60	1,428	0.42	1.35	21.58
2020	41	33.40	1,370	0.72	1.35	7.77

	Invesco V.I. Technology Fund - Series I
2024	9	61.39	552	—	1.35	32.45
2023	9	46.35	417	—	1.35	44.97
2022	9	31.97	288	—	1.35	(40.76)
2021	9	53.97	482	—	1.35	12.87
2020	9	47.82	446	—	1.35	44.15

Other Information
(Unaudited)

On February 21, 2025, Deloitte & Touche LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of CG Variable Annuity Separate Account (the “Separate Account”).

The Prior Auditor’s report on the financial statements of the Separate Account for the period January 1, 2023 through December 31, 2023 did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.

During the period detailed above and through February 21, 2025, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Separate Account’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

On February 21, 2025, the Audit and Risk Committee of Everlake US Holdings Company approved CohnReznick LLP as the independent registered public accounting firm of the Separate Account. On February 24, 2025, CohnReznick LLP was engaged.

Exhibit 1 - Letter to the SEC Regarding the Change in Auditor

April 30, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7561

Dear Sirs/Madams:

We have read the Other Information (Unaudited) section of CG Variable Annuity Separate Account's Form N-VPFS dated April 30, 2025, and we agree with the statements made therein.

Yours truly,

/s/ DELOITTE & TOUCHE LLP

Exhibit 2 - Letter to the SEC Regarding the Change in Auditor

April 30, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7561

Dear Sirs/Madams:

We have read the Other Information (Unaudited) section of CG Variable Annuity Separate Account's Form N-VPFS dated April 30, 2025, and we agree with the statements made therein about our firm. We have no basis to agree or disagree with the statements therein about predecessor auditor firm.

Yours truly,

/s/ CohnReznick LLP